Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of operating lease expense
	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating lease cost	$945	$2,052
Variable lease cost	$25	$51
Short-term lease cost	$57	$114

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating cash flows from operating leases	$970	$1,945
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$9,459

Schedule of future minimum lease payments under operating leases
Remainder of 2022	$1,737
2023	2,715
2024	1,842
2025	1,396
2026	1,166
Thereafter	844
Total undiscounted future lease payments	$9,700
Less imputed interest	833
Total lease liability balance	$8,867

For the Twelve Months Ended December 31,
2022	$3,335
2023	$2,400
2024	$1,548
2025	$1,109
Thereafter	$1,581